Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures
Fair value measurements
		December 31, 2013		December 31, 2012
	Level within the Fair Value Hierarchy	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$342,065	$342,065	$378,358	$378,358
Short-term investments
U.S. Treasury Notes	1	50,104	50,104	100,676	100,676
Long-term investments
U.S. Treasury Notes	1	-	-	50,305	50,339
Long-term debt
6.95% Senior Notes	1	342,000	309,852	342,000	376,610
6.7% Senior Notes	2	532,449	507,697	532,194	582,744